Intangible Assets (Details Textual) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Intangible Assets (Textual)
Weighted average estimated useful life	7 years 9 months 18 days	4 years 7 months 6 days
Marketing-Related
Intangible Assets (Textual)
Weighted average estimated useful life		5 years
Customer Relationships [Member]
Intangible Assets (Textual)
Identifiable intangible assets	$ 783,000	$ 783,000		$ 34,000
Amortization expense	84,393	56,023		12,467
Customer Relationships [Member] | Goedeker and Neese [Member]
Intangible Assets (Textual)
Identifiable intangible assets	2,117,000	2,151,000	$ 34,000	34,000
Amortization expense	165,166	244,956	$ 3,400	6,800
Marketing Related [Member]
Intangible Assets (Textual)
Identifiable intangible assets	1,368,000	1,368,000
Amortization expense	$ 338,196	$ 201,400